                     Allmerica Financial            Semi-Annual Report
------------------------------------------------------------------------------
                                  JUNE 30 2002



                                                    . Allmerica Securities Trust






                                                                     [LOGO]
                                                                  ALLMERICA
                                                                   FINANCIAL (R)

                               Table of Contents

Trust Information ..............................................................       2

A Letter from the Chairman .....................................................       3

Trust Overview .................................................................       4

Financials .....................................................................     F-1

Shareholder Information ........................................................    F-12

                                Trust Information

Board of Trustees                      Independent Accountants
John F. O'Brien, Chairman              Pricewaterhouse Coopers LLP
P. Kevin Condron*                      160 Federal Street, Boston, MA 02110
Jocelyn S. Davis*
Cynthia A. Hargadon*                   Legal Counsel
T. Britton Harris IV*                  Ropes & Gray
Gordon Holmes*                         One International Place, Boston, MA 02110
John P. Kavanaugh
Attiat F. Ott*                         Shareholder Inquires May Be Directed To:
Richard M. Reilly                      The Bank of New York Shareholder
Ranne P. Warner*                       Relationd Dept.-11E
                                       P.O. Box 11258
Officers                               Church Street Station, New York, NY 10286
Richard M. Reilly, President           1-800-432-8224
Kristin L. Bushard, Vice President
John P. Kavanaugh, Vice President
Richard J. Litchfield, Vice President
Ann K. Tripp, Vice President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Investment Manager
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA
01653

Registrar and Transfer, Dividend
Disbursing and Reinvestment Agent
The Bank of New York
P.O. Box 11258
Church Street Station, New York, NY
10286

Administrator and Custodian
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA
02116


* Independent Trustees

                                                      A Letter from the Chairman

[PHOTO]

Dear Client

The U.S. economy continued to gain strength during the first half of 2002. U.S. consumers were once again the financial stalwarts, spending strongly throughout the period. Rumors of new terrorist attacks, additional employee layoffs and recurring corporate financial scandals were unable to blunt consumer demand. The Federal Reserve Board held the Federal Funds Rate steady at 1.75% during the period, providing an important stimulus to the U.S. economy as it continued to rebound from the short and shallow recession of 2001. Low financing rates seemed to be the key to strong real estate and automobile sales, but there were signs of a slowing in these sectors as June came to an end. The unemployment rate rose to 5.9% in June, up from 5.7% in March, and the four-week moving average of unemployment claims remained at a high level. Industrial production rebounded from its sharp downturn during the first half of 2002, but an increase in business investment and an upturn in employment may be necessary for a sustained expansion of the current U.S. economic recovery.

Interest rates trended somewhat lower during the period, and prices were somewhat higher, providing a solid platform for bond investors. The positive returns from the U.S. fixed income market proved to be a haven for those seeking a reprieve from the upheaval in the equity markets. The U.S. stock market, as measured by the S&P 500(R) Index, ended the first half of 2002 down 13.16%. Allmerica Securities Trust produced a total return of 1.66% for the period, underperforming its benchmark, the Lehman Brothers U.S. Credit Index, which returned 2.63%. While the total return was disappointing, the Trust has narrowed the performance gap by repositioning itself away from some of the riskier areas of the fixed income market. In addition, the Trust continues to seek yield through opportunities across the fixed income spectrum, in order to continue delivering a competitive income stream to shareholders.

Thank you for your interest in Allmerica Securities Trust. We will continue to work hard to earn your confidence.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Securities Trust

Allmerica Securities Trust

The Allmerica Securities Trust returned 1.66% for the first half of 2002, underperforming its bench-mark, the Lehman Brothers U.S. Credit Index, which returned 2.63%.

During the first six months of 2002, the bond market faced the fallout from accounting irregularities, fraud and the disappointment resulting from the failure of stock prices to respond to positive economic indicators. The first quarter was much stronger than expected, and interest rates rose somewhat, but investor sentiment turned negative on weak second quarter economic data and more reports of corporate malfeasance. The downgrading of investment grade bonds issued by well-known companies to junk bond status also had a negative impact on portions of the bond market.

The Trust's underperformance relative to its benchmark was largely due to holdings of bonds issued by telecommunication companies. These companies were poised to benefit from an expanding economy, however their bonds suffered when the economy stalled. Corporate scandals, intense competition and overcapacity added to the telecommunications industry's already severe problems. More positively, corporate bonds issued outside of the telecommunication industry helped offset some of the losses.

The Investment Manager believes that the likely scenario for the economy is slow growth, which if maintained, may result in the Federal Reserve raising interest rates to curtail potential inflation. In the meantime, it is possible that interest rates could slip further if the equity market slump deepens. This scenario could benefit holders of corporate bonds with solid names and portfolios that are well diversified across both individual bonds and industries.


                                                Average Annual Total Returns

Period ending June 30, 2002           1 Year       5 Years           10 Years
Allmerica Securities Trust             5.41%         5.43%              6.90%

Lehman Brothers U.S. Credit Index      7.51%         7.13%              7.58%

Lipper Corporate Debt
BBB-Rated Funds Average                5.23%         5.54%              6.99%


                                         Historical Performance

                                              Total Return       Total Return
                                        on Net Asset Value    on Market Value

                  1997                              11.34%             14.07%
                  1998                               8.47%             11.13%
                  1999                              (1.42)%           (13.75)%
                  2000                               6.76%             23.76%
                  2001                               4.41%              6.00%
                  2002 (As of June 30)               1.66%              1.58%


Investment Manager
Allmerica Asset Management, Inc.


About The Trust
Seeks to generate a high rate of current income for distribution to shareholders

   Portfolio Composition

As of June 30, 2002, the sector
allocation of net assets was:



                                     [GRAPH]


    Corporate Notes & Bands 62%
          U.S. Government &
         Agency Obligations 16%
             Asset-Backed &
 Mortgage-Backed Securities 11%
              Foreign Bands  5%
         Foreign Government  3%
                      Other  3%

The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Upper Corporate Debt BBB-Rated Funds Average is a non-weighted index of funds within the Corporate BBB Debt Fund category

Portfolio composition is subject to change.

                                  [FINANCIALS]

                         Intentionally Left Blank

                           ALLMERICA SECURITIES TRUST

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       Value
Par Value                                        Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (f) - 0.9%

              Freddie Mac - 0.9%
$   250,000   3.00%, 07/15/21                          NR         $      245,950
    309,947   5.00%, 05/15/21                          NR                318,237
    250,000   6.25%, 10/15/22                          NR                262,764
                                                                  --------------
                                                                         826,951
                                                                  --------------
              Total U.S. Government Agency
              Mortgage-Backed Obligations                                826,951
                                                                  --------------
              (Cost $818,786)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.9%

              Fannie Mae - 5.0%
  1,300,000   5.25%, 08/14/06 (a)                      Aaa             1,336,744
    750,000   6.25%, 02/01/11, Subordinated            Aa2               788,370
    750,000   6.25%, 07/19/11                          Aaa               773,695
  1,500,000   6.63%, 09/15/09                          Aaa             1,643,391
                                                                  --------------
                                                                       4,542,200
                                                                  --------------

              Federal Home Loan Bank - 0.9%
    425,000   4.75%, 06/28/04 (a)                      Aaa               439,018
    325,000   7.63%, 05/14/10                          Aaa               377,498
                                                                  --------------
                                                                         816,516
                                                                  --------------

              Freddie Mac - 0.6%
    225,000   6.25%, 03/05/12                          Aa2               230,130
    250,000   7.80%, 09/12/16                          Aaa               275,171
                                                                  --------------
                                                                         505,301
                                                                  --------------

              Tennessee Valley Authority - 0.3%
    250,000   5.88%, 04/01/36                          NR                265,627
                                                                  --------------

              U.S. Treasury Bond - 6.7%
  2,385,000   5.38%, 02/15/31                          Aaa             2,335,437
    500,000   7.25%, 05/15/16 (a)                      Aaa               589,278
  1,250,000   7.25%, 08/15/22 (a)                      Aaa             1,488,953
  1,325,000   7.63%, 11/15/22 (a)                      Aaa             1,639,974
                                                                  --------------
                                                                       6,053,642
                                                                  --------------

              U.S. Treasury Note - 2.4%
    550,000   4.38%, 05/15/07                          NR                557,563
  1,065,000   4.88%, 02/15/12 (a)                      NR              1,068,994
    150,000   6.25%, 05/15/30 (a)                      Aaa               162,486
    300,000   6.50%, 02/15/10 (a)                      Aaa               335,364
                                                                  --------------
                                                                       2,124,407
                                                                  --------------
              Total U.S. Government and Agency
              Obligations                                             14,307,693
                                                                  --------------
              (Cost $13,952,115)

CORPORATE NOTES AND BONDS - 61.6%

              Aerospace & Defense - 0.7%
$   500,000   Boeing Co.
              7.95%, 08/15/24                          A2         $      581,120
                                                                  --------------

              Airlines - 0.0%
     19,391   Delta Air Lines, Inc. (b)
              9.23%, 07/02/02                          NR                 19,994
                                                                  --------------

              Automotive - 6.2%
    500,000   DaimlerChrysler North America
              Holding Corp.
              8.50%, 01/18/31                          A                 552,766
    825,000   Ford Motor Co.
              7.45%, 07/16/31                          Baa1              767,949
  1,100,000   Ford Motor Credit Corp.
              6.50%, 01/25/07                          A3              1,101,005
    400,000   Ford Motor Credit Corp.
              6.88%, 02/01/06                          A3                409,226
  1,000,000   Ford Motor Credit Corp.
              7.88%, 06/15/10                          A3              1,045,439
    500,000   General Motors Acceptance Corp.
              8.00%, 11/01/31                          A2                511,375
    500,000   General Motors Acceptance Corp.,
              MTN
              6.88%, 09/15/11                          A2                496,408
    700,000   General Motors Corp.
              7.20%, 01/15/11                          A3                712,898
                                                                  --------------
                                                                       5,597,066
                                                                  --------------

              Banking - 10.1%
    500,000   Associated Banc Corp.
              6.75%, 08/15/11                          Baa1              513,635
  1,000,000   Bank of New York Co., Inc.
              6.38%, 04/01/12                          A               1,035,594
    550,000   BB&T Corp. (c)
              6.38%, 06/30/05                          A2                580,736
  1,400,000   Capital One Financial Corp.
              7.25%, 12/01/03                          Baa3            1,388,201
    600,000   Citifinancial
              6.75%, 07/01/07                          Aa1               648,320
    500,000   Firstar Corp.
              7.13%, 12/01/09                          A1                546,115
     85,000   MBNA Corp.
              7.50%, 03/15/12                          Baa2               90,514
    250,000   MBNA Corp., MTN
              6.25%, 01/17/07                          Baa2              255,857
    500,000   National City Bank of Indiana
              4.88%, 07/20/07                          Aa3               504,693
    250,000   Northern Trust Co.
              6.65%, 11/09/04                          Aa3               265,828
    500,000   Sovereign Bancorp, Inc.
              8.63%, 03/15/04                          Ba2               521,900
    200,000   Suntrust Banks, Inc.
              6.38%, 04/01/11                          Aa3               207,937


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      Value
Par Value                                        Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------

              Banking (continued)
$   300,000   Suntrust Banks, Inc.
              7.75%, 05/01/10                          A1         $      338,360
    500,000   U.S. Bancorp
              5.10%, 07/15/07                          Aa3               508,256
    600,000   Wachovia Bank N.A.
              4.85%, 07/30/07                          Aa3               602,074
  1,000,000   Wells Fargo Financial
              6.13%, 04/18/12                          Aa2             1,020,147
                                                                  --------------
                                                                       9,028,167
                                                                  --------------

              Beverages, Food & Tobacco - 1.8%
    500,000   Coca-Cola Enterprises, Inc.
              6.13%, 08/15/11                          A2                514,908
    500,000   Conagra Foods, Inc.
              7.50%, 09/15/05                          Baa1              541,596
    500,000   Coors Brewing Co. (d)
              6.38%, 05/15/12                          Baa2              514,499
                                                                  --------------
                                                                       1,571,003
                                                                  --------------

              Chemicals - 1.4%
    200,000   Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                          Aa3               228,145
  1,000,000   RPM, Inc., Senior Notes
              7.00%, 06/15/05                          Baa3            1,019,037
                                                                  --------------
                                                                       1,247,182
                                                                  --------------

              Commercial Services - 1.8%
    500,000   Allied Waste North America
              8.50%, 12/01/08                          Ba3               482,500
    550,000   Pitney Bowes Credit Corp.
              8.55%, 09/15/09                          Aa3               627,324
    490,000   USA Waste Services, Inc.
              7.00%, 10/01/04                          Ba1               508,231
                                                                  --------------
                                                                       1,618,055
                                                                  --------------

              Communications - 0.5%
    500,000   AOL Time Warner, Inc.
              6.15%, 05/01/07                          Baa1              477,626
                                                                  --------------
              Cosmetics & Personal Care - 1.7%
    300,000   Procter & Gamble Co.
              4.75%, 06/15/07                          Aa3               302,755
  1,000,000   Procter & Gamble Co.
              8.50%, 08/10/09                          Aa3             1,206,489
                                                                  --------------
                                                                       1,509,244
                                                                  --------------
              Electric Utilities - 6.8%
    550,000   Amerenenergy Generating
              7.75%, 11/01/05                          A3                591,163
    500,000   Calpine Canada Energy Finance
              8.50%, 05/01/08                          B1                342,500

              Electric Utilities (continued)
$   535,000   Dominion Resources, Inc.
              7.60%, 07/15/03                          Baa1       $      558,496
    350,000   Dominion Resources, Inc. (a)
              8.13%, 06/15/10                          Baa1              393,054
    500,000   Duke Energy Field Services Corp.
              7.50%, 08/16/05                          Baa2              531,705
    780,000   East Coast Power LLC
              7.07%, 03/31/12                          Baa3              735,844
    225,000   Florida Power & Light
              6.88%, 12/01/05                          Aa3               240,052
    600,000   Gulf States Utilities
              8.25%, 04/01/04                          Baa3              633,186
    250,000   Oncor Electric Delivery Co. (d)
              7.00%, 05/01/32                          A3                251,851
    500,000   Pinnacle Partners (d)
              8.83%, 08/15/04                          Ba1               507,719
  1,270,000   Sithe/Independence Funding Corp.,
              Series A
              9.00%, 12/30/13                          Baa2            1,351,991
                                                                  --------------
                                                                       6,137,561
                                                                  --------------

              Entertainment & Leisure - 1.3%
    500,000   Harrah's Operating Co., Inc.
              7.13%, 06/01/07                          Baa3              525,750
    400,000   Park Place Entertainment Corp. (a)
              8.13%, 05/15/11                          Ba2               398,000
    300,000   Time Warner Cos., Inc.
              7.57%, 02/01/24                          Baa1              266,677
                                                                  --------------
                                                                       1,190,427
                                                                  --------------

              Financial Services - 3.6%
    500,000   Citigroup, Inc.
              6.63%, 06/15/32                          Aa2               483,395
    500,000   Countrywide Home Loans, Inc.
              7.26%, 05/10/04                          A3                531,679
    500,000   General Electric Capital Corp.
              8.75%, 05/21/07                          Aaa               582,326
    575,000   Household Finance Corp.
              8.00%, 07/15/10                          A2                607,327
  1,000,000   KFW International Finance, Inc.
              4.25%, 04/18/05                          Aaa             1,016,662
                                                                  --------------
                                                                       3,221,389
                                                                  --------------

              Food Retailers - 1.2%
    500,000   Kroger Co.
              6.75%, 04/15/12                          Baa3              517,641
    500,000   Safeway, Inc.
              9.65%, 01/15/04                          Baa3              546,863
                                                                  --------------
                                                                       1,064,504
                                                                  --------------


                         See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      Value
Par Value                                        Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------

            Forest Products & Paper - 1.5%
$ 350,000   International Paper Co.
            7.50%, 05/15/04                          Baa2         $      373,144
  500,000   Kimberly-Clark Corp.
            7.10%, 08/01/07                          Aa2                 557,587
  450,000   Weyerhauser Co. (d)
            7.38%, 03/15/32                          Baa2                456,748
                                                                  --------------
                                                                       1,387,479
                                                                  --------------

            Health Care Providers - 0.8%
  250,000   Columbia/HCA Healthcare Corp.
            6.91%, 06/15/05                          Ba1                 260,842
  425,000   HealthSouth Corp. (d)
            7.63%, 06/01/12                          Ba1                 421,013
                                                                  --------------
                                                                         681,855
                                                                  --------------

            Home Construction, Furnishings &
            Appliances - 0.6%
  500,000   Pulte Corp.
            8.13%, 03/01/11                          Baa3                526,715
                                                                  --------------
            Lodging - 0.2%
  200,000   Starwood Hotels & Resorts
            Worldwide, Inc. (d)
            7.88%, 05/01/12                          Ba1                 196,000
                                                                  --------------

            Media-Broadcasting &
            Publishing - 3.4%
  270,000   Belo Corp.
            8.00%, 11/01/08                          Baa3                284,476
  425,000   Charter Communications Holdings LLC
            8.63%, 04/01/09                          B2                  284,750
1,200,000   Continental Cablevision, Inc.,
            Senior Notes
            8.30%, 05/15/06                          Baa2              1,227,492
  500,000   News America Holdings, Inc.
            7.38%, 10/17/08                          Baa3                526,483
  200,000   News America Holdings, Inc.
            8.50%, 02/15/05                          Baa3                216,424
  500,000   Viacom, Inc.
            7.70%, 07/30/10                          A3                  546,716
                                                                  --------------
                                                                       3,086,341
                                                                  --------------

            Oil & Gas - 9.4%
2,000,000   ANR Pipeline Co., Debenture
            9.63%, 11/01/21                          Baa1              2,211,286
  375,000   Burlington Resources, Inc. (d)
            7.40%, 12/01/31                          Baa1                392,115
  250,000   Coastal Corp.
            6.20%, 05/15/04                          Baa2                248,306

  500,000   Conoco Funding Co. (a)
            5.45%, 10/15/06                          Baa1                512,215

            Oil & Gas (continued)
$ 500,000   Enterprise Products
            8.25%, 03/15/05                          Baa2         $      543,337
  500,000   Occidental Petroleum Corp.
            6.50%, 04/01/05                          Baa2                527,085
  195,000   Ocean Energy, Inc.
            7.88%, 08/01/03                          Baa3                195,244
  500,000   Oryx Energy Co.
            8.00%, 10/15/03                          Baa2                526,398
  250,000   Oryx Energy Co.
            8.13%, 10/15/05                          Baa2                274,441
  175,000   Parker & Parsley Petroleum Co.
            8.88%, 04/15/05                          Ba1                 181,654
  625,000   Phillips Petroleum
            8.50%, 05/25/05                          A3                  698,569
  500,000   Tennessee Gas Pipeline Co.
            7.50%, 04/01/17                          Baa1                496,398
  600,000   Texaco Capital, Inc.
            8.25%, 10/01/06                          Aa3                 683,192
  500,000   Transocean Sedco Forex, Inc.
            6.95%, 04/15/08                          Baa2                533,720
  400,000   XTO Energy, Inc. (a)
            7.50%, 04/15/12                          Ba2                 408,000
                                                                  --------------
                                                                       8,431,960
                                                                  --------------

            Pharmaceuticals - 1.9%
  500,000   American Home Products Corp.
            6.25%, 03/15/06                          A3                  528,775
  500,000   Cardinal Health, Inc.
            6.75%, 02/15/11                          A2                  534,962
  120,000   Johnson & Johnson
            6.73%, 11/15/23                          Aaa                 126,730
  500,000   Zeneca Wilmington
            7.00%, 11/15/23                          Aa2                 526,222
                                                                  --------------
                                                                       1,716,689
                                                                  --------------

            Retailers - 1.6%
  400,000   J.C. Penney Co., Inc.
            6.00%, 05/01/06                          Ba3                 376,000
  500,000   Toys "R" Us, Inc. (a)
            7.63%, 08/01/11                          Baa3                488,012
  500,000   Wal-Mart Stores, Inc.
            7.55%, 02/15/30                          Aa2                 574,735
                                                                  --------------
                                                                       1,438,747
                                                                  --------------

            Securities Broker - 3.3%
  540,000   Bear Stearns Cos., Inc.
            7.80%, 08/15/07                          A2                  596,745
  500,000   Goldman Sachs Group, Inc.
            6.88%, 01/15/11                          A1                  518,372
  444,294   Jones (Edward D.) & Co., LP (b)
            7.95%, 04/15/06                          NR                  467,575
  550,000   Legg Mason, Inc., Senior Note
            6.50%, 02/15/06                          Baa1                579,743
  250,000   Morgan Stanley Dean Witter & Co.
            6.60%, 04/01/12                          Aa3                 254,772


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      Value
Par Value                                        Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------

            Securities Broker (continued)
$ 500,000   Morgan Stanley Dean Witter & Co.
            6.75%, 04/15/11                          Aa3          $      514,345
                                                                  --------------
                                                                       2,931,552
                                                                  --------------

            Telephone Systems - 0.8%
  500,000   US West Communications, Inc.
            6.38%, 10/15/02                          Baa3                475,000
  275,000   Verizon Wireless, Inc. (d)
            2.29%, 12/17/03                          A2                  270,533
                                                                  --------------
                                                                         745,533
                                                                  --------------

            Transportation - 1.0%
  225,000   Burlington Northern Santa Fe Corp.
            7.88%, 04/15/07                          Baa2                250,173
  500,000   Consolidated Rail Corp.
            9.75%, 06/15/20                          Baa2                633,539
                                                                  --------------
                                                                         883,712
                                                                  --------------
            Total Corporate Notes and Bonds                           55,289,921
                                                                  --------------
            (Cost $54,551,091)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) - 11.1%

1,000,000   American Airlines, Inc., Pass-
            Through Trust, Series 1991 - C2
            9.73%, 09/29/14                          Ba2                 987,590
  250,000   Bear Stearns Mortgage Securities,
            Inc., Series 1999-WF2, Class A2,
            CMO
            7.08%, 06/15/09                          Aaa                 274,151
  500,000   Chase Manhattan Auto Owner Trust,
            Series 2002-A, Class A4
            4.24%, 09/15/08                          Aaa                 503,936
  300,000   Citibank Credit Card Issuance
            Trust, Series 2000-Cl, CMO
            6.88%, 11/16/09                          Aaa                 329,437
  500,000   CS First Boston Mortgage Securities
            Corp., Series 2001-CK3, Class A2
            6.04%, 06/15/34                          Aaa                 525,548
  500,000   General Electric Capital Commercial
            Mortgage Corp., Series 2002-1A,
            Class C, CMO
            6.47%, 12/10/35                          A1                  522,380
1,000,000   Government Lease Trust, Series
            GSA1, Class A-2 (d)
            6.18%, 05/18/05                          Aaa               1,048,874
  132,896   Green Tree Recreation Equipment &
            Consumer Trust, Series 1997-B,
            Class A1, CMO (e)
            6.55%, 07/15/28                          AAA                 136,924
  500,000   GS Mortgage Securities Corp. II,
            Series 1997-GL, Class A2D
            6.94%, 07/13/30                          Aaa                 533,416

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) (continued)

$ 250,000   MBNA Master Credit Card Trust,
            Series 1995-C, Class A
            6.45%, 02/15/08                          Aaa          $      267,804
  500,000   Merrill Lynch Mortgage Trust,
            Series 2002-MW1, Class C, CMO
            5.85%, 07/12/34                          A2                  502,506
   87,372   Midland Cogeneration Venture LP,
            Series C-91
            10.33%, 07/23/02                         Baa2                 87,372
  250,000   Morgan Stanley Dean Witter Capital
            I, Series 2002-HQ, Class C
            6.75%, 04/15/34                          A2                  265,511
  500,000   Morgan Stanley Dean Witter Capital
            I, Series 2002-IQ2, Class C,
            CMO (e)
            6.12%, 04/15/15                          A                   499,023
  250,000   Morgan Stanley Dean Witter Capital
            I, Series 2002-TOP7, Class B, CMO
            6.08%, 01/15/39                          Aa2                 254,727
  420,000   Toyota Auto Receivables Owner
            Trust, Series 2002-B, Cl A3
            3.76%, 06/15/06                          Aaa                 424,486
1,000,000   Union Acceptance Corp., Series
            2000-B, Class B
            7.73%, 01/08/08                          Aaa               1,086,898
1,053,931   United Air Lines, Inc., Pass-
            Through Certificate
            9.30%, 03/22/08                          B1                1,056,291
  650,000   USAA Auto Owner Trust, Series
            2000-1, Class A4
            6.98%, 06/15/05                          Aaa                 682,919
                                                                  --------------
            Total Asset-Backed and
            Mortgage-Backed Securities                                 9,989,793
                                                                  --------------
            (Cost $9,839,186)

FOREIGN GOVERNMENT OBLIGATIONS (g) - 2.9%

  475,000   Province of British Columbia
            5.38%, 10/29/08                          Aa2                 491,540
  550,000   Province of Manitoba
            4.25%, 11/20/06                          Aa3                 549,325
  500,000   Province of Quebec
            6.13%, 01/22/11                          A1                  525,075
  500,000   Province of Quebec (a)
            7.00%, 01/30/07                          A1                  550,492
  500,000   United Mexican States
            7.50%, 01/14/12                          Baa2                494,250
                                                                  --------------
            Total Foreign Government
            Obligations                                                2,610,682
                                                                  --------------
            (Cost $2,549,242)


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
Par Value                                        Moody's Ratings     (Note 2)
--------------------------------------------------------------------------------

FOREIGN BONDS (g) - 5.0%

$ 595,000   Alberta Energy Co., Ltd.
            7.38%, 11/01/31                          Baa1         $      634,982
  125,000   AT&T Canada, Inc. (a)
            7.65%, 09/15/06                          Ca                   15,000
  400,000   Canadian Natural Resources
            7.20%, 01/15/32                          Baa1                406,394
  355,000   Canadian Pacific, Ltd.
            9.45%, 08/01/21                          Baa2                449,305
  700,000   National Australia Bank
            8.60%, 05/19/10                          A1                  831,978
  500,000   Shaw Communications, Inc.
            8.25%, 04/11/10                          Baa3                509,197
1,000,000   St. George Bank, Ltd., Yankee
            Debenture (d)
            7.15%, 10/15/05                          A3                1,080,165
  535,000   Stora Enso Oyj
            7.38%, 05/15/11                          Baa1                578,276
                                                                  --------------
            Total Foreign Bonds                                        4,505,297
                                                                  --------------
            (Cost $4,440,341)


 Shares
 ------


INVESTMENT COMPANY - 0.6%

  525,396   Marshall Money Market Fund               NR                  525,396
                                                                  --------------
            Total Investment Company                                     525,396
                                                                  --------------
            (Cost $525,396)

Total Investments - 98.0%                                             88,055,733
                                                                  --------------
(Cost $86,676,157)
Net Other Assets and Liabilities - 2.0%                                1,786,479
                                                                  --------------
Total Net Assets - 100.0%                                         $   89,842,212
                                                                  --------------
                                                                  --------------


----------------------------------

(a) All or a portion of this security is out on loan at June 30, 2002; the value of the securities loaned amounted to $8,364,272. The value of collateral amounted to $8,557,825 which consisted of cash equivalents.
(b) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At June 30, 2002, these securities amounted to $487,569 or 0.5% of net assets.
(c)  Variable rate security. The rate shown reflects rate in effect at period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2002, these securities amounted to $5,139,517 or 5.7% of net assets.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(f)  Pass Through Certificates.
(g)  U.S. currency denominated.
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note
NR   Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $86,913,382. Net unrealized appreciation (depreciation) aggregated $1,142,351, of which $1,992,392 related to appreciated investment securities and $(850,041) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2002, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $26,259,706 and $21,402,944 of non-governmental issuers, respectively, and $14,314,351 and $19,232,319 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

                    Moody's Ratings                    S&P Ratings
                     (Unaudited)                       (Unaudited)

            Aaa                   21.4%          AAA                  0.2%
            Aa                    13.9           A                    0.6
            A                     20.8                                ---
            Baa                   31.0                                0.8%
            Ba                     6.0                                ===
            B                      1.9
            NR (Not Rated)         4.2
                                  ----
                                  99.2%
                                  ====


                       See Notes to Financial Statements.
--------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

        STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
Investments:
  Investments at cost............................. $86,676,157
  Net unrealized appreciation.....................   1,379,576
                                                   -----------
    Total investments at value....................  88,055,733
  Cash............................................       3,688
  Short-term investments held as collateral for
  securities loaned...............................   8,557,825
  Receivable for investments sold.................     963,985
  Interest and dividend receivable................   1,456,151
                                                   -----------
    Total Assets..................................  99,037,382
                                                   -----------
LIABILITIES:
  Payable for investments purchased...............     503,318
  Collateral for securities loaned................   8,557,825
  Management fee payable..........................      42,318
  Trustees' fees and expenses payable.............       5,099
  Accrued expenses and other payables.............      86,610
                                                   -----------
    Total Liabilities.............................   9,195,170
                                                   -----------
NET ASSETS........................................ $89,842,212
                                                   ===========
NET ASSETS consist of:
  Par Value.......................................  $8,592,306
  Paid-in capital.................................  88,136,966
  Distribution in excess of net investment
  income..........................................    (195,541)
  Accumulated net realized loss...................  (8,071,095)
  Net unrealized appreciation.....................   1,379,576
                                                   -----------
TOTAL NET ASSETS.................................. $89,842,212
                                                   ===========
Shares of beneficial interest outstanding
(10,000,000 authorized shares with par value of
$1.00)............................................   8,592,306

NET ASSET VALUE
Per share......................................... $    10.456
                                                   ===========
MARKET VALUE (closing price on New York Stock
Exchange)
Per share......................................... $      9.68
                                                   ===========


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest........................................  $3,176,142
  Securities lending income.......................       6,924
                                                    ----------
    Total investment income.......................   3,183,066
                                                    ----------
EXPENSES
  Management fees.................................     205,105
  Custodian and Fund accounting fees..............      36,035
  Transfer agent fees.............................      36,629
  Legal fees......................................       5,620
  Audit fees......................................      11,948
  Trustees' fees and expenses.....................      13,679
  Reports to shareholders.........................      72,236
  New York Stock Exchange fees....................      12,212
  Miscellaneous...................................       1,229
                                                    ----------
    Total expenses before reductions and waiver...     394,693
                                                    ----------
NET INVESTMENT INCOME.............................   2,788,373
                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss on investments sold...........  (2,969,345)
  Net change in unrealized appreciation
  (depreciation) of investments...................   1,870,138
                                                    ----------
NET LOSS ON INVESTMENTS...........................  (1,099,207)
                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS........................................  $1,689,166
                                                    ==========

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            Six Months Ended
                                             June 30, 2002        Year Ended
                                               (Unaudited)    December 31, 2001
--------------------------------------------------------------------------------

NET ASSETS at beginning of period.......    $     90,773,702  $      93,362,029
                                            ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income...............           2,788,373          5,778,470
    Net realized loss on investments
    sold................................          (2,969,345)        (1,936,035)
    Net change in unrealized
    appreciation (depreciation) of
    investments.........................           1,870,138            142,355
                                            ----------------  -----------------
    Net increase in net assets resulting
    from operations.....................           1,689,166          3,984,790
                                            ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income...............          (2,620,656)        (6,265,040)
    Return of capital...................                  --           (308,077)
                                            ----------------  -----------------
      Total distributions...............          (2,620,656)        (6,573,117)
                                            ----------------  -----------------
      Total decrease in net assets......            (931,490)        (2,588,327)
                                            ----------------  -----------------
NET ASSETS at end of period.............    $     89,842,212  $      90,773,702
                                            ================  =================

Distribution in excess of net investment
income..................................    $       (195,541) $        (363,258)
                                            ================  =================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                           Six Months Ended                       Year ended December 31,
                            June 30, 2002    -----------------------------------------------------------------
                             (Unaudited)        2001         2000         1999          1998          1997
                           ----------------  -----------  -----------  -----------  ------------  ------------

Net Asset Value,
beginning of period......      $10.565         $10.866      $10.958      $11.961      $ 11.821      $ 11.421
                               -------         -------      -------      -------      --------      --------
Income from Investment
Operations:
  Net investment
  income(1)..............        0.325           0.673(2)     0.802        0.802         0.810         0.837
  Net realized and
  unrealized gain (loss)
  on investments.........       (0.129)         (0.209)      (0.084)      (0.965)        0.160         0.403
                               -------         -------      -------      -------      --------      --------
    Total from investment
    operations...........        0.196           0.464        0.718       (0.163)        0.970         1.240
                               -------         -------      -------      -------      --------      --------
Less Distributions(3):
  Dividends from net
  investment income......       (0.305)         (0.729)      (0.800)      (0.800)       (0.830)       (0.840)
  Distributions from net
  realized capital
  gains..................           --              --       (0.010)      (0.040)           --            --
  Return of capital......           --          (0.036)          --           --            --            --
                               -------         -------      -------      -------      --------      --------
    Total
    distributions........       (0.305)         (0.765)      (0.810)      (0.840)       (0.830)       (0.840)
                               -------         -------      -------      -------      --------      --------
Net increase (decrease)
in net asset value.......       (0.109)         (0.301)      (0.092)      (1.003)        0.140         0.400
                               -------         -------      -------      -------      --------      --------
Net Asset Value, end of
period...................      $10.456         $10.565      $10.866      $10.958      $ 11.961      $ 11.821
                               =======         =======      =======      =======      ========      ========
Market Value, end of
period...................      $  9.68         $  9.83      $ 10.00      $  8.81      $  11.13      $  10.81
                               =======         =======      =======      =======      ========      ========
Total Return on Market
Value, end of period.....         1.58%**         6.00%       23.76%      (13.75)%       11.13%        14.07%

Ratios/Supplemental Data
Net assets, end of period
(000's)..................      $89,842         $90,774      $93,362      $94,157      $102,770      $101,572

Ratios to average net
assets:
  Net investment
  income(1)..............         6.23%*          6.23%        7.38%        7.00%         6.78%         7.27%
  Operating expenses.....         0.88%*          0.79%        0.74%        0.77%         0.73%         0.72%
  Management fee.........         0.46%*          0.50%        0.50%        0.49%         0.49%         0.50%
  Portfolio turnover
  rate...................           45%**          128%          58%          24%           25%           27%

--------------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(1) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.022, an increase in net realized and unrealized gains and losses per share of $0.022 and a decrease in the ratio of net investment income to average net assets from 6.36% to 6.23%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Computed using average shares throughout the period.
(3) Certain prior year amounts have been reclassified to conform to the current year presentation.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1.  ORGANIZATION

Allmerica Securities Trust (the "Trust") was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

FEDERAL TAXES: The Trust intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in the timing of the recognition of losses deferred due to wash sales and differing treatments for amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights, as applicable.

SECURITIES LENDING: The Trust, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. The Trust receives collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss

--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

--------------------------------------------------------------------------------
of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of the Trust's Portfolio of Investments.

EXPENSES: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust.

3.  INVESTMENT MANAGEMENT AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Asset Management, Inc. ("AAM"), a direct, wholly-owned subsidiary of Allmerica Financial Corporation ("Allmerica Financial"), serves as Investment Manager to the Trust. For these services, the Trust pays AAM an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2-1/2% of the amount of interest income.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment advisory fee, exceed 1.50% of the first $30,000,000 of the Trust's average weekly net assets, and 1.00% of any excess of such value over $30,000,000, AAM will bear such excess expenses.

IBT performs fund administration, custodian and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. AAM is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or the Investment Manager are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

4.  SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At
June 30, 2002, First Allmerica Financial Life Insurance Company, a direct, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 116,539 shares of beneficial interest.

5.  RESTRICTED SECURITIES

At June 30, 2002, the Trust owned the following restricted securities constituting 0.5% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted securities is as follows:

                                  Date of      Par       Cost at
Issuer                          Acquisition   Amount   Acquisition    Value
-----------------------------------------------------------------------------

Delta Air Lines, Inc.             12/12/91    19,391    $ 19,619    $ 19,994
Jones (Edward D.) & Co., LP       05/06/94   444,294     444,294     467,575
                                                        --------    --------
Total                                                   $463,913    $487,569
                                                        ========    ========

--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

                               OTHER INFORMATION
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS: (UNAUDITED)

The annual meeting of the Trust's shareholders was held on April 17, 2002 at which shareholders approved one proposal. The voting results were as follows:

PROPOSAL To elect as Trustees the following ten nominees, each to serve until the next Annual Meeting of Shareholders and until his or her successor is duly elected and qualified.

                                                                                  Shares
                                                                Shares For       Withheld           Total
                                                                ----------       --------          -------
P. Kevin Condron:          Number of Votes Cast:                6,834,363         106,676         6,941,039
                           Percentage of Votes Cast:                98.46%           1.54%           100.00%

Jocelyn S. Davis:          Number of Votes Cast:                6,801,451         139,588         6,941,039
                           Percentage of Votes Cast:                97.99%           2.01%           100.00%

Cynthia A. Hargadon:       Number of Votes Cast:                6,834,385         106,654         6,941,039
                           Percentage of Votes Cast:                98.46%           1.54%           100.00%

T. Britton Harris, IV:     Number of Votes Cast:                6,809,806         131,233         6,941,039
                           Percentage of Votes Cast:                98.11%           1.89%           100.00%

Gordon Holmes:             Number of Votes Cast:                6,833,863         107,176         6,941,039
                           Percentage of Votes Cast:                98.46%           1.54%           100.00%

John P. Kavanaugh:         Number of Votes Cast:                6,837,243         103,796         6,941,039
                           Percentage of Votes Cast:                98.50%           1.50%           100.00%

John F. O'Brien:           Number of Votes Cast:                6,838,430         102,609         6,941,039
                           Percentage of Votes Cast:                98.52%           1.48%           100.00%

Attiat F. Ott:             Number of Votes Cast:                6,836,334         104,705         6,941,039
                           Percentage of Votes Cast:                98.49%           1.51%           100.00%

Richard M. Reilly:         Number of Votes Cast:                6,838,814         102,225         6,941,039
                           Percentage of Votes Cast:                98.53%           1.47%           100.00%

Ranne P. Warner:           Number of Votes Cast:                6,837,370         103,669         6,941,039
                           Percentage of Votes Cast:                98.51%           1.49%           100.00%

--------------------------------------------------------------------------------

                           ALLMERICA SECURITIES TRUST

                       REGULATORY DISCLOSURES (UNAUDITED)
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT PLAN: As a shareholder, you may participate in the Trust's Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

CASH INVESTMENT PLAN: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

INVESTMENT MANAGER: Allmerica Asset Management, Inc.

PORTFOLIO MANAGER: Richard J. Litchfield

INVESTMENT OBJECTIVES: The Trust's primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

PRINCIPAL INVESTMENT POLICIES: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to 30% of its assets in high yield securities or "junk bonds" rated below investment grade but at least B- or higher by Moody's Investors Services or Standard & Poor's Rating Services or similar rating organizations, and in unrated securities determined by the Investment Adviser to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

PRINCIPAL RISKS:
       -Company Risk
       -Credit Risk
       -Foreign Investment Risk
       -Interest Rate Risk
       -Investment Management Risk
       -Liquidity Risk
       -Market Risk
       -Prepayment Risk

                                [LOGO ALLMERICA]


                                    ALLMERICA
                                  FINANCIAL (R)

                        THE ALLMERICA FINANCIAL COMPANIES

   First Allmerica Financial Life Insurance Company. Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company,
N.A. .Allmerica Investments, Inc. .Allmerica Investment Management Company, Inc. ..Financial Profiles, Inc. The Hanover Insurance Company .AMGRO, Inc. .Allmerica Financial Alliance Insurance Company .Allmerica Asset Management, Inc. Allmerica
   Financial Benefit Insurance Company .Citizens Insurance Company of America
                           .Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653

12614 (6/02)                                                           02-1011 B